SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Exploration-Stage Company:
Exploration-Stage Company:

The Company’s mining segment is considered an exploration stage company under SEC criteria because it has not demonstrated the existence of proven or probable reserves at any of the properties. Accordingly, as required by the SEC guidelines and U.S. GAAP for companies in the exploratory stage, substantially all of its investment in mining properties subsequent to acquisition have been expensed and therefore do not appear as assets on its balance sheet. The Company therefore also expensed exploration and development expenditures in 2013 related to the properties. Certain expenditures, such as expenses for mining or other general purpose equipment, may be capitalized, subject to management evaluation of the possible impairment of the asset.

Basis of Presentation:
Basis of Presentation:

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Certain immaterial reclassifications to the prior years’ presentation have been made to conform to the current year presentation.

Principles of Consolidation:
Principles of Consolidation:

The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its subsidiaries. The subsidiaries are fully consolidated from the date on which control is transferred to the Company. Subsidiaries are those entities in which NewLead has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each one.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates:
Use of Estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates the estimates and judgments, including those related to future dry-dock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, expected future cash flows from reporting units to support goodwill impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Foreign Currency Transactions:
Foreign Currency Transactions:

The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars and the Company’s debt is denominated in U.S. dollars. The accounting records of the Company’s subsidiaries are maintained in U.S. dollars. Transactions involving other currencies during a year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period-end exchange rates. Resulting gains or losses are reflected in the accompanying consolidated statements of operations  and comprehensive loss.

Cash and Cash Equivalents:
Cash and Cash Equivalents:

The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less to be cash equivalents. For its mining operations the Company maintains cash deposits with financial institutions that, at times, may exceed federally insured limits. As of December 31, 2013, cash balances exceeded federally insured limits by approximately $1,542.

Restricted Cash:
Restricted Cash:

Restricted cash includes additional minimum cash deposits required to be maintained with certain banks under the Company’s borrowing arrangements. In addition, it includes cash collateralized, cash that can be withheld at any time by such banks following events of default, as well as retention accounts which contain the proceeds from the sale of the vessels. The funds can only be used for the purposes of interest payments and loan repayments.

Trade Receivables, Net and Other Receivables:
Trade Receivables, Net and Other Receivables:

The amount shown as trade receivables, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and coal customers, net of allowance for doubtful accounts. Accounts receivable involve risk, including the credit risk of nonpayment by the customer. Accounts receivable are considered past due based on contractual and invoice terms. An estimate is made of the allowance for doubtful accounts based on a review of all outstanding amounts at each period, and an allowance is made for any accounts which management believes are not recoverable. Bad debts are written off in the year in which they are identified. The allowance for doubtful accounts at December 31, 2013 and December 31, 2012 amounted to $2,429 and $2,382, respectively, and relates to continuing and discontinued operations in shipping business. Other receivables relate mainly to claims for hull and machinery and loss of hire insurers, guarantees, as well as to amounts to be received from Lemissoler Maritime Company W.L.L. (“Lemissoler”) for the settlement of outstanding liabilities relating to the four dry bulk vessels (Note 26 ), as part of an agreement entered into with Lemissoler on November 28, 2012.

Inventories:
Inventories:

Inventories, which comprise bunkers and lubricants remaining on board the vessels at year end, are valued at the lower of cost and market value as determined using the first in-first out method.

Equity Investment:
Equity Investment:

The Company uses the equity method of accounting to account for its interest in New Lead JMEG LLC, recording the initial investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the Company’s share of income / loss of the investee and capital contributions, and is reduced to reflect the Company’s share of losses of the investee or distributions received from the investee. During 2013, Company recorded an impairment of $1,077 in respect of the New Lead JMEG LLC, as a result of the Company’s assessment of the recoverability of this investment.

Vessels and Other Fixed Assets, net:
Vessels and Other Fixed Assets, net:

Vessels are stated at cost less accumulated depreciation and impairment losses. Cost consists of the contract price, delivery and acquisition expenses, interest cost while under construction, and, where applicable, initial improvements. Vessels acquired through an asset acquisition or through a business combination are stated at fair value. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expenses as incurred.

Depreciation of a vessel is computed using the straight-line method over the estimated useful life of the vessel, after considering the estimated salvage value of the vessel. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap value per lightweight ton. Management estimates the useful life of the Company’s vessels to be 25 years from the date of its initial delivery from the shipyard. However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Fixed assets are stated at cost. The cost and related accumulated depreciation of fixed assets sold or retired are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying statements of operations and comprehensive loss.

Depreciation of fixed assets is computed using the straight-line method. Annual depreciation rates, which approximate the useful life of the assets, are:

Furniture, fixtures and equipment:	3 years
Computer equipment and software:	3 years

Assets held for sale/Discontinued operations:
Assets Held for Sale/Discontinued Operations:

Long-lived assets are classified as “Assets held for sale” when the following criteria are met: management has committed to a plan to sell the asset; the asset is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

The Company reports discontinued operations when the operations and cash flows of a component, usually a vessel, have been (or will be) eliminated from the ongoing operations of the Company, and the operations and cash flows will not be replaced or the Company does not have the ability to replace the vessels, and the Company will not have any significant continuing involvement in the operations of the component after its disposal. All assets held for sale are considered discontinued operations for all periods presented.

 For years ended December 31, 2013, 2012 and 2011, a total of twenty vessels and hulls have been reported as discontinued operations (see Note 26).

Accounting for Special Survey and Dry-docking Costs:
Accounting for Special Survey and Dry-docking Costs:

The Company’s vessels are subject to regularly scheduled dry-docking and special surveys, which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry-docking and special surveys are deferred and amortized over the above periods or to the next dry-docking or special survey date if such date has been determined.

Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and dry-docking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Property, Plant and Equipment:
Property, Plant and Equipment:

Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives, ranging from 3 years to 17 years, of the respective assets.

Land and mining property are carried at cost. Expenditures that extend the useful lives of existing plant and equipment or increase productivity of the assets are capitalized. Maintenance and repair costs that do not extend the useful life or increase productivity of the asset are expensed as incurred.

Mining Exploration and Development Costs:
Mining Exploration and Development Costs:

The Company expenses prospecting and mining exploration costs. At the point when a property is determined to have reserves, subsequent development costs will be capitalized and will be charged to operations using the units-of-production method over proven and probable reserves. Upon abandonment or sale of a mineral property, all capitalized costs relating to the specific property are written off in the period abandoned or sold and a gain or loss is recognized.

At the point when the mining segment becomes eligible to be classified as a “development” or “production” stage company, costs for mine development incurred to expand capacity of operating mines or to develop new mines are capitalized and charged to operations on the units-of-production method over the estimated proven and probable reserve tons directly benefiting from the capital expenditures. Mine development costs include costs incurred for site preparation and development of the mines during the development stage less any incidental revenue generated during the development stage. Maintenance and repairs are expensed as incurred.

Owned And Leased Mineral Rights:
Owned and Leased Mineral Rights:

Costs in order to obtain leased mineral rights are capitalized. Leased mineral rights are amortized as depletion expense using the units-of-production method. Only proven and probable reserves are included in the depletion base. Depletion expense is included in depreciation, depletion and amortization on the accompanying consolidated financial statements.

Impairment of Long-lived Assets:
Impairment of Long-lived Assets:

Long-lived assets and certain identifiable intangibles held and used by an entity are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the future net undiscounted cash flows from the asset group are less than the carrying values of the asset group, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel and related carrying value of the intangible (backlog asset and deferred charter revenue) with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable (backlog asset) or unfavorable (deferred charter revenue) when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group. For vessels under construction, the net estimated cash flows also include the future cash outflows to make vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest).

The significant factors and assumptions the Company used in the undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on a number of factors for the remaining life of the vessel: (a) contracted time charter rates up to the end of life of the current contract of each vessel, (b) the most recent ten-year average historical one-year time charter rates (adjusted for market conditions), (c) the respective vessel’s age as well as considerations such as scheduled and unscheduled off-hire days based on historical experience and (d) the likelihood of the sale of the asset group. Operating expense assumptions included an annual escalation factor. All estimates used and assumptions made were in accordance with the Company’s historical experience. Fair value is determined using the valuation derived from market data.

The current assumptions used and the estimates made are highly subjective, and could be negatively impacted by further significant deterioration in charter rates or vessel utilization over the remaining life of the vessels, which could require the Company to record a material impairment charge in future periods. The Company performed an impairment assessment of the long-lived assets groups (i) during the years ended December 31, 2013, 2012, and 2011, when certain vessels were disposed of, and (ii) as of December 31, 2013, 2012 and 2011. For the year ended December 31, 2013, the Company did not record an impairment charge. For the year ended December 31, 2012, the Company recorded an impairment charge totaling $5,911 in continuing operations on one of the two vessels that were held and used as of December 31, 2012. In addition, an impairment charge in continuing operations of $1,143 was recorded on back log assets. For certain asset groups as of December 31, 2011, the future net undiscounted cash flows from the assets were less than the carrying values of the assets and, therefore, were adjusted to fair value. For the year ended December 31, 2011, the Company recorded an impairment charge in the amount of $2,360 on one of the two vessels that is classified as held and used and an impairment charge in the amount of $101,415 on fifteen vessels that are classified as discontinued operations (see Note 10). In addition, an impairment charge in discontinued operations of $43,214 was recorded on back log assets, and of $5,530 was recorded on vessels under construction.

As per Company’s impairment assessment as of December 31, 2013 and 2012, the vessels’ undiscounted projected net operating cash flows were in excess of their carrying values by more than 55% and 60%, respectively.

Mine development costs, owned and leased mineral rights are also reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset groups may not be recoverable. Recoverability of assets or asset groups to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. Assets to be disposed would separately be presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the Consolidated Balance Sheets.

Goodwill:
Goodwill:

Goodwill is tested for impairment at the reporting unit level at least annually. Goodwill represents the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. The Company evaluates goodwill for impairment using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines fair value based on a discounted cash flow analysis or the recent acquisition price for acquisition occurring to year end. In respect of the acquisition of Viking Prep Plant LLC, goodwill was recorded in the amount $28,007(see Note 7).

If the fair value of the reporting unit exceeds its carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds its fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit’s goodwill and compare it with its carrying amount. The implied fair value is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds its implied fair value, then goodwill impairment is recognized by writing the goodwill down to the implied fair value. As of December 31, 2013 no triggering event had occurred requiring an impairment to be recorded. As of December 31, 2012 no goodwill existed. As of December 31, 2011, the Company performed its annual goodwill impairment analysis and recorded a non-cash goodwill impairment loss of $81,590.

Backlog asset/Deferred charter revenue:
Backlog Asset/Deferred CharterRrevenue:

Where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company typically records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the time or bareboat charters assumed based on the market value at the time a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair value of a charter with similar characteristics as the time charter assumed and the net present value of future contractual cash flows from the time charter contract assumed. When the present value of the time charter assumed is greater than the current fair value of a charter with similar characteristics, the difference is recorded as a backlog asset. When the net present value of the time or bareboat charter assumed is lower than the current fair value of a charter with similar characteristics, the difference is recorded as deferred charter revenue. Such assets and liabilities, respectively, are amortized as an increase in, or a reduction of, “Depreciation, depletion and Amortization Expense” over the remaining period of the time or bareboat charters acquired. For the impairment recognized on these assets, refer to “Impairment of Long-lived Assets” in this Note.

Provisions:
Provisions:

The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management provides for a contingent loss in the financial statements if the contingency has been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the guidance issued by the Financial Accounting Standards Board (“FASB”), in accounting for contingencies, if the Company has determined that the reasonable estimate of the loss is a range, and there is no best estimate amount within the range, the Company will provide the lower amount of the range. See Note 23 “Commitments and Contingent Liabilities” for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs and when the obligations are probable and estimable.

Asset Retirement Obligations
Asset Retirement Obligations:

Minimum standards for mine reclamation have been established by various regulatory agencies and dictate the reclamation requirements at the Company’s operations. The Company’s asset retirement obligations consist principally of costs to reclaim acreage disturbed at surface operations, estimated costs to reclaim support acreage, treat mine water discharge and perform other related functions at underground mines. The Company records these reclamation obligations at fair value in the period in which the legal obligation associated with the retirement of the long-lived asset is incurred. When the liability is initially recorded at operations that are not currently being reclaimed, the offset is capitalized by increasing the carrying amount of the related long-lived asset.

Over time, the liability is accreted and any capitalized cost is depreciated over the useful life of the related asset. To settle the liability, the obligation is paid, and to the extent there is a difference between the liability and the amount of cash paid, a gain or loss upon settlement is recorded. The Company annually reviews its estimated future cash flows for its asset retirement obligations. When the liability is initially recorded at operations that are currently being reclaimed, the offset is recorded to cost of coal sales.

Accounting for Investment in Available for Sale Investment:
Accounting for Investment in Available for Sale Investment:

The Company classifies its existing marketable equity securities as available for sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders’ equity as a component of other comprehensive income / (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2013 the total amount of $34 has been recorded as other comprehensive income in the consolidated balance sheet and consolidated statements of operations and comprehensive loss.

Leases:
Leases:

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel for capital leases which provide for transfer of title of the vessel, similar to that used for other vessels of the Company.

Payments made for operating leases are expensed on a straight-line basis over the term of the lease. Office and warehouse rental expense is recorded in “General and administrative expenses” in the consolidated statements of operations and comprehensive loss.

Selling, General and Administrative Expenses:
Selling, General and Administrative expenses:

General and administrative expenses include payroll and personnel related expenses, board remuneration, executive officers compensation, directors & officers insurance, share based compensation, travel expenses, communication expenses, office expenses, audit fees, legal fees, advisory fees, stock exchange fees and other related costs. During the years ended December 31, 2013, 2012 and 2011, total share based compensation was $25,193 ($12,664 was related to the cost for the severance bonuses granted the Company’s former chairman and former Chief Operating Officer after their resignations), $2,412 and $1,582, respectively. In addition, during the year ended December 31, 2013, the Company incurred various consultation/advisory fees of $19,233 (out of which, $5,472 refers to warrants expense), in relation to the Company’s efforts to implement its business plan, a major part of which is its vertical integration strategy. During the year ended December 31, 2013, the Company also recorded an expense of $26,774 for fees paid with shares related to the acquisition of Five Mile and Tennessee Property that are not capitalized.

Financing Costs
Financing Costs:

Fees incurred for obtaining new debt are deferred and amortized over the life of the related debt, using the effective interest rate method.

Fees incurred in a refinancing of existing debt continue to be amortized over the remaining term (or expected remaining term) of the new debt where there is a modification of the debt. Fees incurred in a refinancing of existing loans where there is an extinguishment of the old debt are written off and included in the debt extinguishment gain or loss.

Interest and Finance Expenses
Interest and Finance Expenses:

Interest expenses include interest, commitment fees, arrangement fees, amortization of deferred financing costs, amortization of the beneficial conversion feature, costs related to share settled debt and other similar charges. Interest incurred during the construction of a newbuilding is capitalized in the cost of the newbuilding. The amount of interest expense is determined by the amount of loans and advances outstanding from time to time and interest rates. The effect of changes in interest rates may be reduced (increased) by interest rate swaps or other derivative instruments. The Company uses interest rate swaps to economically hedge its interest rate exposure under its loan agreements.

Accounting for Revenue and Expenses:
Accounting for Revenue and Expenses:

Shipping segment

The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. If a charter agreement exists, price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel and address commissions. A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of the discharge of the current cargo.

Profit sharing represents the Company’s portion of the excess of the actual net daily charter rate earned by the Company’s charterers from the employment of the Company’s vessels over a predetermined base charter rate, as agreed between the Company and its charterers. Such profit sharing is recognized in revenue when mutually settled.

Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized as incurred.

Deferred income represents cash received on charter agreement prior to the balance sheet date and is related to revenue not meeting the criteria for recognition.

Mining Segment

For its mining operations, the Company earns revenues primarily through the sale of coal. The Company recognizes revenue using the following general revenue recognition criteria: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred or services have been rendered; 3) the price to the buyer is fixed or determinable; and 4) collectability is reasonably assured.

Delivery on the Company’s coal sales is determined to be complete for revenue recognition purposes when title and risk of loss has passed to the customer in accordance with stated contractual terms and there are no other future obligations related to the shipment. For domestic shipments, title and risk of loss generally passes as the coal is loaded into transport carriers for delivery to the customer. For international shipments, title generally passes at the time coal is loaded onto the shipping vessel. Revenue from coal washing is recognized upon completion of the service.

Voyage Expenses:
Voyage Expenses:

Voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions.

Vessel Operating Expenses:
Vessel Operating Expenses:

Vessel operating expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications. Vessel operating expenses exclude fuel cost, port expenses, agents’ fees, canal dues and extra war risk insurance, which are included in “voyage expenses”.

Insurance Claims:
Insurance Claims:

Insurance claims represent the claimable expenses, net of deductibles, which are probable to be recovered from insurance companies and are included in “Other Receivables”. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company’s historical experience and the shipping industry practices.

Pension and Retirement Benefit Obligations-Crew:
Pension and Retirement Benefit Obligations-Crew:

The crew on board the companies’ vessels serves in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post-retirement benefits.

Repairs and Maintenance:
Repairs and Maintenance:

Expenditure for routine repairs and maintenance of the vessels is charged against income in the period in which it is incurred. Major vessel improvements and upgrades are capitalized to the cost of vessel.

Derivative Financial Instruments:
Derivative Financial Instruments:

Derivative financial instruments are recognized in the balance sheets at their fair values as either assets or liabilities. Changes in the fair value of derivatives that are designated and qualify as cash flow hedges, and that are highly effective, are recognized in other comprehensive income. If derivative transactions do not meet the criteria to qualify for hedge accounting, any unrealized changes in fair value are recognized immediately in the statement of operations.

Gain/loss arising on the termination of interest rate swap agreements qualifying as hedging instruments are deferred and amortized over the shorter of the life of the hedged debt or the hedge instrument.

The Company has entered into various interest rate swap agreements (see Note 21) that did not qualify for hedge accounting. As such, the fair value of these agreements and changes therein are recognized in the balance sheets and statements of operations, respectively.

Share-based Compensation:
Share-based Compensation:

The standard requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments. The cost is recognized over the period during which an employee is required to provide service in exchange for the award - the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Warrants:
Warrants:

The Company initially measures warrants at fair value. If warrants meet accounting criteria for equity classification then there is no other measurement subsequent to their issue. If based on their contractual terms warrants need to be recorded as derivative liabilities, then they are remeasured to fair value at each reporting period with changes recognized in the statements of operations  and comprehensive loss.

Segment Reporting:
Segment Reporting:

Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing financial performance. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Company reports financial information and evaluates its operations by revenues. Management, including the chief operating decision makers, reviews operating results solely by revenue and operating results. Based on this review, the Company has determined that it operates under two reportable segments, shipping business and coal business. Revenues from the technical and the operational management of vessels owned by a third party are not considered significant ($591, $474 and $0 during the years ended December 31, 2013, 2012 and 2011, respectively) and are included in the shipping business reportable segment.

Business Combinations:
Business Combination:

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree at their fair values at the acquisition date. The costs of the acquisition and any related restructuring costs are to be recognized separately in the consolidated statements of operations and comprehensive loss. The acquired company's operating results are included in the Company's consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of the purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Loss per Share:
Loss per Share:

The Company has presented loss per share for all periods presented based on the weighted-average number of its outstanding common shares at the reported periods. The effect of dilutive or potentially dilutive securities is anti-dilutive, accordingly there is no difference between basic and diluted net loss per share.

Income Taxes
Income Taxes

The Company is subject to income taxes under subchapter C of the Internal Revenue Code in relation to coal business. Deferred income taxes are provided for temporary differences in the basis of certain assets and liabilities for financial reporting and income tax purposes. The deferred income tax assets and liabilities represent the future tax return consequences of those differences, which will either be deductible or taxable when the assets and liabilities are recovered or settled. A valuation allowance is established when necessary to reduce deferred income tax assets to the amount more likely than not to be realized. The Company records liabilities for income tax positions taken or expected to be taken when those positions are deemed uncertain to be upheld in an examination by taxing authorities. As of December 31, 2013, the tax year ended December 31, 2013 was open for potential examination by taxing authorities. No liabilities for uncertain income tax positions were recorded as of December 31, 2013.